Summary of Significant Accounting Policies (Details) ft² in Thousands		3 Months Ended	12 Months Ended
	Apr. 24, 2017	Mar. 30, 2017 ft² state segment facility	Dec. 28, 2017	Dec. 29, 2016 ft² state segment facility	Dec. 31, 2015	Dec. 25, 2014
Number of reportable segments | segment		1		1
Number of states with facilities | state		17		17
Number of distribution centers		4		4
Fiscal year period				364 days	371 days	364 days
Fiscal quarter period		91 days
Scenario, Forecast [Member]
Fiscal year period			364 days
Minimum
Fiscal year period		364 days
Maximum
Fiscal year period		371 days
Warehouse Format Store [Member]
Number of stores		72		69
Area of facility | ft²		72		72
Small Format Store [Member]
Number of stores		1		1
Subsequent Event
Stock split conversion ratio	321.820